Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share

Note 19. Net Loss Per Share

Basic net loss per share is computed by dividing net loss by weighted average number of common shares outstanding for the period (excluding outstanding stock options). Diluted net loss per share is computed using the weighted-average number of common shares outstanding for the period plus the potential effect of dilutive securities which are convertible into common shares (using the treasury stock method), except in cases in which the effect would be anti-dilutive. The following is a reconciliation of the numerators and denominators used in computing basic and diluted net loss per share:

(In thousands except share data)	Three Months Ended
	March 31, 2023	March 31, 2022
Numerator
Net loss attributable to common stockholders	$(2,464)	$(497)
Denominator
Basic weighted average shares outstanding	5,932	2,920
Effect of dilutive securities	—	—
Diluted weighted-average shares	5,932	2,920

Net loss per share attributable to common stockholders, basic and diluted	$(0.42)	$(0.17)

For the three month periods ended March 31, 2023 and 2022, because the Company was in a loss position, basic net loss per share is the same as diluted net loss per share as the inclusion of the potential common shares would have been anti-dilutive.

The following table sets forth potential shares of common stock that are not included in the diluted net loss per share calculation above because to do so would be anti-dilutive for the periods indicated:

Anti-dilutive securities	March 31, 2023	March 31, 2022
Common shares issuable upon exercise of stock options	789	500
Common shares issuable on conversion of series F preferred stock	3,960	3,960
Common shares issuable upon exercise of warrants	6,833	—
Restricted stock awards	250	250
Common shares issuable upon conversion of senior secured convertible notes	27,590	—
Total	39,422	4,710

Note 19. Net Loss Per Share

Basic net loss per share is computed by dividing net loss by weighted average number of common shares outstanding for the period (excluding outstanding stock options). Diluted net loss per share is computed using the weighted-average number of common shares outstanding for the period plus the potential effect of dilutive securities which are convertible into common shares (using the treasury stock method), except in cases in which the effect would be anti-dilutive. The following is a reconciliation of the numerators and denominators used in computing basic and diluted net loss per share:

(In thousands except per share data)	Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss attributable to common stockholders	$(17,738)	$(3,106)
Denominator:
Basic weighted average shares outstanding	5,552	2,920
Effect of dilutive securities	—	—
Diluted weighted-average shares	5,552	2,920

Net loss per share attributable to common stockholders, basic and diluted	$(3.20)	$(1.06)

For the years ended December 31, 2022 and 2021, because the Company was in a loss position, basic net loss per share is the same as diluted net loss per share as the inclusion of the potential common shares would have been anti-dilutive.

The following table sets forth potential shares of common stock that are not included in the diluted net loss per share calculation above because to do so would be anti-dilutive for the periods indicated:

Anti-dilutive securities (In thousands)	December 31, 2022	December 31, 2021
Common shares issuable upon exercise of stock options	797	500
Common shares issuable on conversion of series F preferred stock	3,960	3,960
Common shares issuable upon exercise of warrants	2,299	—
Restricted stock awards	250	250
Common shares issuable upon conversion of senior secured convertible notes	14,256	—
Total	21,562	4,710